Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Schedule of income (loss) before income taxes

	Year Ended December 31,
	2013	2014	2015
	(In thousands, except percentage)
Income (Loss) before income tax expenses	$(40,664)	$(64,340)	$36,780
Loss from non-China operations	$(13,341)	$(54,073)	$(28,016)
Income (Loss) from China operations	$(27,323)	$(10,267)	$64,796
Income tax expenses applicable to China operations	$271	$1,128	$2,591
Effective tax rate for China operations	(1.0)%	(11.0)%	4.0%

Schedule of current and deferred portion of income tax expenses (benefits)
	Years Ended December 31,
	2013	2014	2015
	(In thousands)
Deferred tax expenses (benefits)	$271	$866	$(977)
Current income tax expenses	—	262	3,568

Income tax expenses	$271	$1,128	$2,591

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2013	2014	2015
Statutory EIT rate	25.0%	25.0%	25%
Effect on tax holiday	—	—	(24.2)%
Permanent differences	0.5%	2.2%	0.5%
Change in valuation allowance	(26.5)%	(38.2)%	2.7%

Effective tax rate for China operations	(1.0)%	(11.0)%	4.0%

Schedule of deferred tax assets and liabilities

	As of December 31,
	2014	2015
	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$42,347	$41,604
Less: valuation allowance	(42,347)	(41,604)
Depreciation, accounts receivable, accrued and other liabilities	8,386	4,550
Less: valuation allowance	(8,355)	(3,057)

Net deferred tax assets	$31	$1,493

Deferred tax liabilities:
Acquired intangible assets	$873	$477
Depreciation	—	295
Others	—	566

Total deferred tax liabilities	$873	$1,338